UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright St., Suite 2, Omaha, NE 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:10/31/13

Item 1.  Reports to Stockholders.

PTA	PTA COMPREHENSIVE ALTERNATIVES FUND

Semi-Annual Report

October 31, 2013

1-888-899-2726

www.PreservationTrust.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO REVIEW (Unaudited)
October 31, 2013

The Fund's performance figures* for the six months ended October 31, 2013, compared to its benchmark:
	Six Months	One Year		Five Years	Since Inception
			Three Years
PTA Comprehensive Alternatives Fund Class I	(0.55)%	0.25%	(1.90)%	(0.99)%	4.86%	(1)
S&P 500 Total Return Index	11.15%	27.18%	16.56%	15.17%	8.98%	(2)
Barclays Aggregate Bond Index	(1.97)%	(1.08)%	3.02%	6.09%	4.73%	(2)
PTA Comprehensive Alternatives Fund Class A	(0.62)%	0.00%	(2.15)%	n/a	(1.28)%	(3)
PTA Comprehensive Alternatives Fund Class A - with load	(6.31)%	(5.76)%	(4.06)%	n/a	(2.59)%	(3)
PTA Comprehensive Alternatives Fund Class C	(1.09)%	(0.77)%	(2.88)%	n/a	(2.02)%	(3)
S&P 500 Total Return Index	11.15%	27.18%	16.56%	15.17%	18.23%	(4)
Barclays Aggregate Bond Index	(1.97)%	(1.08)%	3.02%	6.09%	4.95%	(4)

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greated than one year are annualized.  For performance information current to the most recent month-end, please call 1-888-899-2726.

The S&P 500 Total Return Index and Barclays Aggregate Bond Index are unmanaged indexes.  Index returns assume reinvestment of dividends.  Investors may not invest in the indexes directly; unlike the Fund's returns, the indexes do not reflect any fees or expenses.

(1) Inception date is October 1, 2002.  Performance data reflects The PTA Comprehensive Alternatives Fund's predecessor limited investment partnership and is net of management fees and other expenses, but does not include the effect of the performance fee.  The predecessor partnership's performance is only for the periods before the Fund's registration statement was effective, which was May 29, 2009.  During those periods, the predecessor partnership was not registered under the Investment Company Act of 1940 and was not subject to the requirements of the Internal Revenue Code relating to regulated investment companies, which, if it were, might have adversely affected its performance.

(2) Return is as of the Class I inception date of October 1, 2002.
(3) Inception date is May 29, 2009.
(4) Return is as of the Class A and Class C inception date of May 29, 2009.

Top Holdings by Industry			% of Net Assets
Media				4.1%
Oil & Gas				3.0%
Diversified Financial Services				2.0%
Exchange Traded Funds				1.7%
Closed End Funds				1.4%
Holding Companies				1.4%
Real Estate				1.4%
Insurance				1.3%
Mining				1.3%
Commercial Services				1.2%
Other, Cash & Cash Equivalents				81.2%
				100.0%

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2013
Shares		Value
	COMMON STOCK - 25.3%
	ADVERTISING - 0.1%
2,706	Interpublic Group of Cos., Inc.	$ 45,461

	AEROSPACE/DEFENSE - 0.2%
5,023	Exelis, Inc.	82,829

	AGRICULTURE - 0.3%
660	Lorillard, Inc.	33,667
760	Philip Morris International, Inc.	67,731
		101,398
	AUTO PARTS & EQUIPMENT - 0.2%
1,658	Allison Transmission Holdings, Inc.	40,372
426	Icahn Enterprises LP	43,324
		83,696
	BANKS - 0.5%
769	BankUnited, Inc.	23,662
1,163	BOK Financial Corp.	71,211
178	First Citizens BancShares, Inc. - Cl. B	37,688
17,591	Synovus Financial Corp.	57,171
		189,732
	BEVERAGES - 0.3%
180	Beam, Inc.	12,114
971	Brown-Forman Corp. - Cl. B	70,864
47	Crimson Wine Group Ltd. *	411
280	Dr Pepper Snapple Group, Inc.	13,258
		96,647
	BIOTECHNOLOGY - 0.1%
156	Bio-Rad Laboratories, Inc. *	19,269
1,383	Exact Sciences Corp. *	15,241
108	United Thereaputics Corp. *	9,560
		44,070
	BUILDING MATERIALS - 0.4%
1,308	Apogee Enterprises, Inc.	40,914
780	Fortune Brands Home & Security, Inc.	33,602
510	Martin Marietta Materials, Inc.	50,026
528	Simpson Manufacturing Co., Inc.	18,718
350	Vulcan Materials Co.	18,743
		162,003
	CHEMICALS - 0.2%
368	FMC Corp.	26,776
83	International Flavors & Fragrances, Inc.	6,860
59	NewMarket Corp.	18,370
419	Sigma-Aldrich Corp.	36,214
		88,220
	COMMERICAL SERVICES - 0.8%
386	Aaron's, Inc.	10,951
200	Ascent Media Corp. *	16,884
1,285	Booz Allen Hamilton Holding Corp.	25,443
1,246	Cintas Corp.	66,997
867	Huron Consulting Group, Inc. *	50,780
1,702	KAR Auction Services, Inc.	50,583
722	Korn/Ferry International *	17,184
1,109	Quanta Services, Inc. *	33,503
956	Rollins, Inc.	26,424
267	SEI Investments Co.	8,862
		307,611
	COMPUTERS - 0.3%
2,087	Candence Design Systems, Inc. *	27,068
658	Cognizant Technology Solutions Corp. *	57,200
741	Synopsys, Inc. *	27,009
		111,277
	CONSUMER DISCRETIONARY SERVICES - 0.1%
439	ITT Educational Services, Inc.	17,418

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	COSMETICS/PERSONAL CARE - 0.0%
72	Estee Lauder Cos., Inc. - Cl. A	$ 5,109

	DISTRIBUTION/WHOLESALE - 0.2%
817	Arrow Electronics, Inc. *	39,232
540	Genuine Parts Co.	42,568
		81,800
	DIVERSIFIED FINANCIAL SERVICES - 1.1%
7,459	Dundee Corp. - Cl. A *	141,608
4,080	Franklin Resources, Inc.	219,749
725	T. Rowe Price Group, Inc.	56,122
		417,479
	ELECTRIC - 0.7%
774	Alliant Energy Corp.	40,418
2,069	Edison International	101,443
505	Integrys Energy Group, Inc.	29,633
657	Public Service Enterprise Group, Inc.	22,010
871	SCANA Corp.	40,615
684	Westar Energy, Inc.	21,621
		255,740
	ELECTRICAL COMPONENTS & EQUIPMENT 0.1%
350	Hubbell, Inc. - Cl. B	37,639

	ELECTRONICS - 0.4%
655	FLIR Systems, Inc.	18,654
1,201	Garmin Ltd.	56,147
1,786	II-VI, Inc. *	30,469
384	Rogers Corp. *	23,409
		128,679
	ENGINEERING & CONSTRUCTION - 0.1%
1,235	Foster Wheeler AG *	33,333
600	McDermott International, Inc. *	4,242
		37,575
	ENTERTAINMENT - 0.5%
2,760	Madison Square Garden Co. *	167,035

	ENVIRONMENTAL CONTROL 0.1%
798	Clean Harbors, Inc. *	49,277

	FOOD - 0.7%
725	Ingredion, Inc.	47,676
90	Kraft Foods Group, Inc.	4,894
2,922	Kroger Co.	125,179
270	Mondelez International, Inc.	9,083
100	Post Holdings, Inc. *	4,295
1,339	Sysco Corp.	43,303
		234,430
	HAND/ MACHINE TOOLS 0.3%
940	Lincoln Electric Holdings, Inc.	65,086
412	Snap-on, Inc.	42,877
		107,963
	HEALTHCARE-PRODUCTS - 1.2%
324	Becton Dickinson & Co.	34,062
1,600	Covidien PLC	102,576
1,422	Cynosure, Inc. - Cl. A *	30,729
896	DENSTPLY International, Inc.	42,202
513	Henry Schein, Inc. *	57,677
60	IDEXX Laboratories, Inc. *	6,472
589	Patterson Cos, Inc.	25,038
1,835	Stryker Corp.	135,533
		434,289
	HOLDING COMPANIES - 0.6%
7,630	Leucadia National Corp.	216,234

	HOME BUILDERS - 0.4%
4,383	Brookfield Residential Properties, Inc. *	96,777
600	Lennar Corp.	21,330
427	Winnebago Industries, Inc. *	12,665
		130,772

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	HOME FURNISHINGS - 0.1%
950	Tempur Sealy International, Inc. *	$ 36,433

	HOUSEWARES - 0.0%
182	Toro Co.	10,727

	INSURANCE - 1.3%
367	Allied World Assurance Co. Holdings AG	39,742
200	American National Insurance Co.	20,214
1,717	Arch Capital Group Ltd. *	99,517
271	Aspen Insurance Holdings Ltd.	10,572
100	Fairfax Financial Holdings Ltd.	43,617
1,071	HCC Insurance Holdgins, Inc.	48,891
141	HCI Group, Inc.	6,241
770	Loews Corp.	37,199
490	MetLife, Inc.	23,204
559	ProAssurance Corp.	25,334
113	White Mountains Insurance Group Ltd.	66,000
890	WR Berkley Insurance Group Ltd.	39,080
		459,611
	INTERNET - 1.2%
450	Expedia, Inc.	26,496
3,260	IAC/Interactive Corp.	174,051
5,178	Liberty Interactive Corp. *	139,599
800	Liberty Ventures - Cl. A *	85,896
687	Textura Corp. *	26,333
		452,375
	INVESTMENT COMPANIES - 0.4%
2,626	Ares Capital Corp.	45,614
1,109	Oaktree Capital Group LLC	63,124
1,274	Partners Value Fund, Inc. *	31,414
		140,152
	IRON/STEEL - 0.1%
329	Reliance Steel & Aluminum Co.	24,112

	LEISURE TIME - 0.2%
310	Harley Davidson, Inc.	19,852
652	Norwegian Cruise Line Holdings Ltd. *	20,877
461	Royal Caribbean Cruises Ltd.	19,380
		60,109
	LODGING - 0.1%
263	Choice Hotels International, Inc.	12,253
250	Marriott International, Inc. - Cl. A	11,270
		23,523
	MACHINERY DIVERSIFIED - 0.2%
170	Babcock & Wilcox Co.	5,476
685	Nordson Corp.	49,382
280	Zebra Technologies Corp. - Cl. A *	13,527
		68,385
	MEDIA - 4.1%
410	AMC Networks, Inc. *	28,737
2,580	CBS Corp. - Cl. B	152,581
2,503	DIRECTV - Cl. A *	156,413
1,820	DISH Network Corp.	87,724
389	John Wiley & Sons, Inc.	19,563
321	Liberty Global PLC - Cl. A *	25,157
240	Liberty Global PLC - Cl. C *	17,966
2,140	Liberty Media Corp. *	327,227
542	Scripps Network Interactive, Inc.	43,631
53,243	Sirius XM Radio, Inc.	200,726
2,790	Starz - Cl. A *	84,116
1,960	Time Warner, Inc.	134,730
2,600	Viacom, Inc. - Cl. B	216,554
		1,495,125

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	METAL FABRICATE - 0.0%
60	Valmont Industries, Inc.	$ 8,430

	MINING - 0.5%
60	Franco-Nevada Corp.	2,695
300	Franco-Nevada Corp. CA	13,476
2,400	Novagold Resources, Inc. *	5,208
5,201	Southern Copper Corp.	145,368
		166,747
	MISCELLANEOUS MANUFACTURING - 0.8%
195	Aptargroup, Inc.	12,511
348	AO Smith Corp.	17,974
643	Donaldson Co., Inc.	25,469
3,052	Illinois Tool Works, Inc.	240,467
		296,421
	OIL & GAS - 1.3%
532	Apache Corp.	47,242
380	Continental Resources, Inc. *	43,282
194	CVR Energy, Inc.	7,706
1,719	Emerald Oil, Inc. *	14,955
1,231	Holly Frontier Corp.	56,700
2,193	Marathon Petroleum Corp.	157,150
610	Paramount Resources Ltd. *	21,455
1,100	Phillips 66	70,873
300	Texas Pacific Land Trust	26,880
113	Unit Corp. *	5,809
1,930	WPX Energy, Inc. *	42,730
		494,782
	OIL & GAS SERVICES - 0.1%
924	RPC, Inc.	16,946
1,747	Willbros Group, Inc. *	17,051
		33,997
	PACKAGING & CONTAINERS - 0.1%
119	Greif, Inc. - Cl. A	6,365
424	Sonoco Products Co.	17,231
		23,596
	PHARMACEUTICALS - 0.0%
200	Mallinckrodt PLC *	8,402

	PIPELINES - 0.0%
280	Williams Cos., Inc.	9,999

	PRIVATE EQUITIES - 0.5%
600	KKR & Co. LP	13,170
3,351	Onex Corp.	176,665
		189,835
	REAL ESTATE - 1.4%
1,740	Brookfield Asset Management, Inc.	68,869
300	Brookfield Property Partners LP *	5,778
13,929	Dream Unlimited Corp. - Cl. A *	177,474
2,350	Howard Hughes Corp. *	275,068
		527,189
	REITS - 0.1%
820	General Growth Properties, Inc. - Cl. I	17,409

	RETAIL - 0.9%
325	Asbury Automotive Group, Inc. *	15,616
741	Bed Bath & Beyond, Inc. *	57,294
279	Burger King Worldwide, Inc.	5,909
817	Conn's, Inc. *	49,379
600	HSN, Inc.	31,440
557	Ross Stores, Inc.	43,084
600	Sears Canada, Inc.	8,076
1,150	Sears Holdings Corp. *	66,792
200	Sears Hometown & Outlet Stores, Inc. *	5,572
442	TJX Cos., Inc.	26,869
225	World Fuel Services Corp.	8,584
		318,615

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	SAVINGS & LOANS - 0.0%
689	Washington Federal, Inc.	$ 15,695

	SEMICONDUCTORS - 0.4%
2,447	Applied Micro Circuits Corp. *	28,532
925	Avago Technologies Ltd.	42,023
325	Maxim Integrated Products, Inc.	9,653
1,124	Micron Technology, Inc.	19,872
890	Microsemi Corp. *	22,366
723	Skyworks Solutions, Inc. *	18,639
73	Ultratech, Inc. *	1,737
		142,822
	SOFTWARE - 0.3%
5,922	Activision Blizzard, Inc.	98,542
3,124	CA, Inc.	99,218
894	Intuit, Inc.	63,841
419	Take-Two Interactive Software, Inc. *	7,504
		269,105
	TELECOMMUNICATIONS - 0.5%
946	Amdocs Ltd.	36,374
1,480	EchoStar Corp. - Cl. A *	70,981
642	Harris Corp.	39,778
421	United States Cellular Corp.	20,376
		167,509
	TEXTILES - 0.1%
147	Mohawk Industries, Inc. *	19,466

	TOYS, GAMES & HOBBIES - 0.2%
1,556	Mattel, Inc.	69,040

	TRANSPORTATION - 0.4%
406	CH Robinson Worldwide, Inc.	24,254
314	Forward Air Corp.	12,711
2,375	Golar LNG Ltd.	88,184
204	Ryder System, Inc.	13,429
		138,578
	TRUCKING & LEASING - 0.1%
1,030	Greenbrier Cos., Inc. *	27,336

	TOTAL COMMON STOCK (Cost - $8,687,260)	9,349,908

	MUTUAL FUNDS - 1.4%
	CLOSED END FUNDS - 1.4%
1,100	DoubleLine Income Solutions Fund	23,375
1,103	DoubleLine Opportunistic Credit Fund	26,318
1,500	First Trust Strategic High Income Fund II	23,955
3,000	Helios High Income Fund, Inc.	25,620
4,200	Helios Multi-Sector High Income Fund, Inc.	25,074
990	LMP Corporate Loan Fund, Inc.	11,920
1,465	Montgomery Street Income Securities, Inc.	23,235
2,500	Nuveen Credit Strategies Income Fund	23,875
1,052	PCM Fund, Inc.	12,351
3,210	PIMCO Dynamic Credit Income Fund	72,771
2,490	PIMCO Dynamic Income Fund	74,252
1,827	PIMCO Income Opportunity Fund	52,800
2,089	PIMCO Income Strategy Fund	24,880
2,320	PIMCO Income Strategy Fund II	24,337
4,069	Western Asset High Income Opportunity Fund, Inc.	24,577
2,216	Western Asset Mortgage Defined Opportunity Fund, Inc.	50,215
	TOTAL MUTUAL FUNDS (Cost - $537,309)	519,555

	EXCHANGE TRADED FUNDS - 1.7%
	DEBT FUND - 1.7%
7,200	iShares Barclays 1-3 Year Treasury Bond Fund	608,472
	TOTAL EXCHANGE TRADED FUNDS (Cost - $607,967)

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013

Principal		Value
	BONDS & NOTES - 0.8%
	DIVERSIFIED FINANCIAL SERVICES - 0.1%
50,000	Nuveen Investments, Inc. - Cl. A, 5.500%, 9/15/15	$ 48,500

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
117,000	General Cable Corp., 4.500%, 11/15/29	135,135

	GAS - 0.3%
2,345	CenterPoint Energy, Inc. 3.5473%, 9/15/29	121,940

	TOTAL BONDS & NOTES - (Cost - $277,476)	305,575

	CONVERTIBLE BONDS & NOTES - 12.5%
	AIRLINES - 0.2%
45,000	Hawaiian Holdings, Inc., 5.000%, 3/15/16	55,519
9,000	JetBlue Airways Corp., 6.750%, 10/15/39	13,787
		69,306
	APPAREL - 0.2%
64,000	Iconix Brand Group, Inc., 2.500%, 6/1/16	82,920

	AUTO MANUFACTURERS 0.2%
38,000	Tesla Motors, Inc., 1.500%, 6/1/18	56,501

	BIOTECHNOLOGY - 0.5%
51,000	Cubist Pharmaceuticals, Inc., 2.500%, 11/1/17	112,742
13,000	Exelixis, Inc., 4.250%, 8/15/19	13,975
9,000	Incyte Corp. Ltd., 4.75%, 10/1/15	40,174
		166,891
	BUILDING MATERIALS - 0.3%
96,000	Cemex SAB de CV, 3.750%, 3/15/18	122,160

	COMMERCIAL SERVICES - 0.4%
62,000	Ascent Capital Group, Inc., 4.000%, 7/15/20	66,689
42,000	PHH Corp., 6.000%, 6/15/17	85,969
		152,658
	COMPUTERS - 0.5%
52,000	Cadence Design Systems, Inc., 2.625%, 6/1/15	90,740
56,000	SanDisk Corp., 1.500%, 8/15/17	82,110
		172,850
	DISTRIBUTION / WHOLESALE - 0.5%
31,000	Titan Machinery, Inc., 3.750%, 5/1/19	27,241
55,000	WESCO International, Inc., 6.000%, 9/15/29	166,925
		194,166
	DIVERSIFIED FINANCIAL SERVICES - 0.9%
66,000	DFC Global Corp., 3.000%, 4/1/28	63,690
126,000	Jefferies Group LLC, 3.875%, 11/1/29	132,379
113,000	Walter Investment Management Corp., 4.500%, 11/1/19	117,449
		313,518
	ENERGY-ALTERNATE SOURCES - 0.1%
31,000	SolarCity Corp., 2.75%, 11/1/18	35,514

	FOOD - 0.1%
53,000	Chiquita Brands International, Inc., 4.250%, 8/15/16	51,940

	HEALTHCARE - PRODUCTS - 0.1%
40,000	Wright Medical Group, Inc., 2.000%, 8/15/17	50,300

	HOME BUILDERS - 1.0%
47,000	DR Horton, Inc., 2.000%, 5/15/14	69,854
35,000	KB Home, 1.375%, 2/1/19	34,606
62,000	Meritage Homes Corp., 1.875%, 9/15/32	68,239
58,000	Ryland Group, Inc., 1.625%, 5/15/18	84,825
81,000	Standard Pacific Corp., 1.250%, 8/1/32	100,642
		358,166

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Principal		Value
	INSURANCE - 0.7%
63,000	Amtrust Financial Services, Inc.,5.500%, 12/15/21	$ 96,469
15,000	MGIC Investment Corp., 2.000%, 4/1/20	20,475
81,000	Radian Group, Inc., 2.250%, 3/1/19	121,601
		238,545
	INTERNET - 0.8%
21,000	Equinix, Inc., 3.000%, 10/15/14	30,489
104,000	VeriSign, Inc., 3.250%, 8/15/37	172,900
100,000	WebMD Health Corp., 2.500%, 1/31/18	97,750
		301,139
	MINING - 0.8%
72,000	Horsehead Holding Corp., 3.800%, 7/1/17	83,385
83,000	Sterlite Industries India Ltd., 4.000%, 10/30/14	81,496
114,000	Stillwater Mining Co., 1.750%, 10/15/32	119,486
		284,367
	OIL & GAS - 0.9%
15,000	BPZ Resources, Inc., 8.500%, 10/1/17	13,969
60,000	Chesapeake Energy Corp., 2.500%, 5/15/37	60,900
12,000	Cobalt International Energy, Inc., 2.625%, 12/1/19	12,307
51,000	Goodrich Petroleum Corp., 5.000%, 10/1/32	56,465
50,000	Western Refining, Inc., 5.750%, 6/15/14	169,125
		312,766
	OIL & GAS SERVICES - 0.2%
60,000	Newpark Resources, Inc., 4.000%, 10/1/17	83,775

	PHARMACEUTICALS - 0.8%
24,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/18	24,762
35,000	Endo Health Solutions, Inc. 1.750%, 4/15/15	53,791
33,000	Isis Pharmaceuticals, Inc., 2.750%, 10/1/19	70,207
25,000	Omnicare, Inc., 3.750%, 12/15/25	52,844
72,000	Theravance, Inc., 2.125%, 1/15/23	108,585
		310,189
	REITS - 0.6%
88,000	Forest City Enterprises, Inc., 4.250%, 8/15/18	100,595
69,000	Forester Group, Inc., 3.750%, 3/1/20	81,636
38,000	iStar Financial, Inc., 3.000%, 11/15/16	48,640
		230,871
	SEMICONDUCTORS - 1.2%
103,000	Microchip Technology, Inc., 2.125%, 12/15/37	170,980
60,000	Micron Technology, Inc., 1.500%, 8/1/31	112,763
100,000	Novellus Systems, Inc., 2.625%, 5/15/41	166,563
		450,306
	SOFTWARE - 0.6%
76,000	Bottomline Technologies, Inc., 1.500%, 12/1/17	93,908
75,000	Electronic Arts, Inc., 0.750%, 7/15/16	83,156
46,000	Take-Two Interactive Software, Inc., 1.750%, 12/1/16	54,740
		231,804
	TELECOMMUNICATIONS - 0.7%
80,000	Ciena Corp., 4.000%, 12/15/20	115,950
48,000	SBA Communications Corp., 4.000%, 10/1/14	138,240
		254,190
	TRANSPORTATION - 0.2%
85,000	Aegean Marine Petroleum Network, Inc., 4.000%, 11/1/18	85,106

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,169,681)	4,609,948
Shares
	CONVERTIBLE PREFERRED STOCK - 4.5%
	AGRICULTURE - 0.6%
975	Bunge Ltd., 4.875%, 12/31/49	107,153
87	Universal Corp., 6.750%, 12/31/49	106,757
		213,910
	AIRLINES - 0.2%
1,467	Continental Airlines Finance Trust II, 6.000%, 11/15/30	68,949

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	AUTOPARTS & EQUIPMENT - 0.1%
861	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$ 51,608

	BANKS - 0.8%
53	Bank of America Corp., 7.250%, 12/31/49	57,108
750	KeyCorp, 7.750%, 12/31/49	96,008
38	OFG Bancorp, 8.750%, 12/31/49	57,280
86	Wintrust Financial Corp., 5.000%, 12/31/49	101,641
		312,037
	DIVERSIFIED FINANCIAL SERVICES - 0.3%
98	AMG Capital Trust I, 5.100%, 4/15/36	6,499
2,053	AMG Capital Trust II, 5.150%, 10/15/37	124,078
		130,577
	HEALTHCARE-PRODUCTS - 0.1%
192	Alere, Inc. - Cl. B, 3.000%, 12/31/49	54,017

	HEALTHCARE-SERVICES - 0.3%
83	HealthSouth Corp., 6.500%,12/31/49	108,998

	INSURANCE - 0.1%
865	Metlife, Inc., 5.000%, 3/26/14	24,851

	IRON & STEEL - 0.2%
3,116	ArcelorMittal, 6.000%, 1/15/16	74,254

	OIL & GAS - 0.8%
384	Energy XXI Bermuda Ltd., 5.625%,12/31/49	117,504
737	Penn Virginia Corp. Series A, 6.000%, 12/31/49	113,424
695	Sandrige Energy, Inc., 7.000%, 12/31/49	73,788
		304,716
	PHARMACEUTICALS - 0.2%
913	Omnicare Capital Trust II, 4.000%, 6/15/33	62,230

	REITS - 0.8%
3,246	Alexandria Real Estate Equities, Inc., 7.000%, 12/31/49	82,773
2,418	Health Care REIT, Inc., 6.500%, 12/31/49	142,565
1,045	iStar Financial Corp., 4.500%, 12/31/49	60,174
		285,512
	.
	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,507,279)	1,691,659

	SHORT-TERM INVESTMENTS - 53.6%
1,819,226	AIM - TFIT-Tax-Free Cash Reserve Portfolio, 0.00% **	1,819,226
18,024,440	Dreyfus Cash Management Fund - Institutional Shares, 0.04% ** +	18,024,440
	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,843,666)	19,843,666

	TOTAL INVESTMENTS - 99.8% (Cost - $35,630,638)(a)	$ 36,928,783
	SECURITIES SOLD SHORT - (23.6)% (Proceeds - $7,719,371)	(8,734,835)
	CALL OPTIONS WRITTEN - 0.0% (Proceeds $672)	(1,650)
	PUT OPTIONS WRITTEN - 0.0% (Proceeds $7,506)	(13,593)
	OTHER ASSETS LESS LIABILITIES - 23.8%	8,805,893
	NET ASSETS - 100.0%	$ 36,984,598

	SECURITIES SOLD SHORT - (23.6)%
	ADVERTISING - (0.1)%
2,206	Interpublic Group of Cos., Inc.	37,061

	AEROSPACE/DEFENSE - (0.0)%
423	Spirit Aerosystems Holdings, Inc.	11,290

	AGRICULTURE - (0.3)%
599	Bunge Ltd.	49,196
1,282	Universal Corp./VA	67,984
		117,180

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued)- (23.6)%
	AIRLINES - (0.3)%
3,633	Hawaiian Holdings, Inc.	$ 29,972
1,563	JetBlue Airways Corp.	11,082
1,905	United Continental Holdings, Inc.	64,675
		105,729
	APPAREL - (0.2)%
122	Carter's, Inc.	8,436
190	Columbia Sportswear Co.	12,705
1,456	Iconix Brand Group, Inc.	52,547
349	Steve Madden Ltd.	12,801
		86,489
	AUTO MANUFACTURERS - (0.3)%
1,039	Navistar International Corp.	37,570
398	Tesla Motors, Inc.	63,656
		101,226
	AUTO PARTS & EQUIPMENT - (0.1)%
2,128	Goodyear Tire & Rubber Co.	44,645

	BANKS - (0.7)%
59	Bank of America Corp.	823
4,054	First Horizon National Corp.	43,175
1,062	KeyCorp	13,307
2,772	OFG Bancorp	41,053
17,591	Synovus Financial Corp.	57,171
1,151	TCF Financial Corp.	17,472
1,728	Wintrust Financial Corp.	75,185
		248,186
	BEVERAGES - (0.3)%
1,420	Constellation Brands, Inc.	92,726
251	Green Mountain Coffee Roasters, Inc.	15,765
		108,491
	BIOTECHNOLOGY - (0.4)%
1,602	Cubist Pharmaceuticals, Inc.	99,324
1,796	Exelixis, Inc.	8,854
1,005	Incyte Corp. Ltd.	39,195
		147,373
	BUILDING MATERIALS - (0.5)%
7,978	Cemex SAB de CV	84,405
74	Eagle Materials, Inc.	5,551
4,110	Headwaters, Inc.	35,880
1,091	Owens Corning	39,200
		165,036
	CHEMICALS - (0.1)%
360	Valspar Corp.	25,189

	COAL - (0.3)%
4,257	Alpha Natural Resources, Inc.	29,799
2,701	Peabody Energy Corp.	52,615
1,634	Walter Energy, Inc.	25,964
		108,378
	COMMERCIAL SERVICES - (0.6)%
456	Ascent Capital Group, Inc.	38,496
183	Capella Education Co.	11,148
1,817	Hertz Global Holdings, Inc.	41,718
2,844	PHH Corp.	68,398
1,357	United Rentals, Inc.	87,649
		247,409
	COMPUTERS - (0.6)%
6,779	Cadence Design Systems, Inc.	87,924
1,701	Riverbed Technology, Inc.	25,209
1,118	SanDisk Corp.	77,701
218	Stratasys Ltd.	24,684
		215,518

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (23.6)%
	DISTRIBUTION/WHOLESALE - (0.6)%
224	Beacon Roofing Supply, Inc.	$ 7,775
986	LKQ Corp.	32,567
266	Titan Machinery, Inc.	4,692
1,853	WESCO International, Inc.	158,357
		203,391
	DIVERSIFIED FINANCIAL SERVICES - (1.3)%
271	Affiliated Managers Group, Inc.	53,506
5,488	Charles Schwab Corp.	124,303
859	DFC Global Corp.	10,394
3,127	E*TRADE Financial Corp.	52,878
537	IntercontinentalExchange, Inc.	103,496
1,524	Legg Mason, Inc.	58,628
341	Ocwen Financial Corp.	19,174
1,204	Walter Investment Management Corp.	45,475
		467,854
	ELECTRIC - (0.8)%
2,754	AES Corp.	38,804
1,292	Ameren Corp.	46,745
1,653	Black Hills Corp.	83,840
2,560	NRG Energy, Inc.	73,037
1,685	Pepco Holdings, Inc.	32,487
		274,913
	ELECTRICAL COMPONANTS & EQUIPMENT - (0.3)%
2,996	General Cable Corp.	98,658

	ELECTRONICS - (0.1)%
8	FARO Technologies, Inc.	380
819	National Instruments Corp.	23,792
		24,172
	ENERGY-ALTERNATE SOURCES - (0.1)%
350	SolarCity Corp.	18,648

	ENGINEERING & CONSTRUCTION - (0.2)%
254	AECOM Technology Corp.	8,072
508	Chicago Bridge & Iron Co.	37,638
347	KBR, Inc.	11,985
508	Mastec, Inc.	16,384
		74,079
	ENTERTAINMENT - (0.0)%
85	DreamWorks Animation SKG, Inc.	2,910

	EQUITY FUND - (2.2)%
496	Consumer Discretionary Select Sector SPDR Fund	31,451
6,590	ProShares Ultra S&P 500	607,928
992	SPDR S&P Biotech ETF	118,038
264	SPDR S&P Retail ETF	22,221
1,065	Technology Select Sector SPDR Fund	35,837
		815,475
	FOOD - (0.3)%
461	Chiquita Brands International, Inc.	4,771
760	ConAgra Foods, Inc.	24,176
2,430	Hillshire Brands Co.	79,777
532	Safeway, Inc.	18,567
		127,291
	HEALTHCARE - PRODUCTS - (0.3)%
831	Alere, Inc.	28,030
6,056	Boston Scientific Corp.	70,795
1,033	Wright Medical Group, Inc.	28,067
		126,892
	HEALTHCARE - SERVICES - (0.3)%
786	Brookdale Senior Living, Inc.	21,285
1,585	HealthSouth Corp.	55,649
766	Tenet Healthcare Corp.	36,148
		113,082

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (23.6)%
	HOLDING COMPANIES DIVERSIFIED - (0.0)%
257	Leucadia National Corp.	$ 7,286

	HOME BUILDERS - (0.8)%
3,229	DR Horton, Inc.	61,190
767	KB Home	13,016
398	Lennar Corp.	14,149
587	Meritage Homes Corp.	26,644
2,053	PulteGroup, Inc.	36,235
1,412	Ryland Group, Inc.	56,762
6,817	Standard Pacific Corp.	54,059
699	Toll Brothers, Inc.	22,983
		285,038
	HOME FURNISHINGS - (0.1)%
560	Tempur Sealy International, Inc.	21,476

	INSURANCE - (1.2)%
1,936	Amtrust Financial Services, Inc.	74,261
271	Aspen Insurance Holdings Ltd.	10,572
958	Genworth Financial, Inc. - Cl. A	13,920
4,189	Hartford Financial Services Group, Inc.	141,169
832	MetLife, Inc.	39,362
1,620	MGIC Investment Corp.	13,187
1,914	Old Republic International Corp.	32,136
253	Prudential Financial, Inc.	20,592
6,011	Radian Group, Inc.	87,580
		432,779
	INTERNET - (1.2)%
524	Equinix, Inc.	84,616
500	Netflix, Inc.	161,240
1,320	Pandora Media, Inc.	33,172
2,719	VeriSign, Inc.	147,587
230	WebMD Health Corp.	8,101
		434,716
	INVESTMENT COMPANIES - (0.0)%
200	Oaktree Capital Group LLC	11,384

	IRON/STEEL - (0.5)%
3,537	ArcelorMittal	55,743
2,951	Cliffs Natural Resources, Inc.	75,782
2,788	United States Steel Corp.	69,393
		200,918
	LEISURE TIME - (0.0)%
207	Royal Caribbean Cruises Ltd.	8,702

	LODGING - (0.2)%
2,854	MGM Resorts International	54,340
254	Starwood Hotels & Resorts Worldwide, Inc.	18,699
		73,039
	MACHINERY CONSTRUCTION & MINING - (0.1) %
809	Terex Corp.	28,275

	MEDIA - (0.4)%
1,125	Cablevision Systems Corp. - Cl. A	17,494
533	Liberty Global PLC - Cl. A	41,771
240	Liberty Global PLC - Cl. C	17,966
137	Time Warner Cable, Inc. - Cl. A	16,461
549	Time Warner, Inc.	37,738
		131,430
	METAL FABRICATE/HARDWARE - (0.0)%
124	CIRCOR International, Inc.	9,147

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (23.6)%
	MINING - (0.5)%
3,320	Alcoa, Inc.	$ 30,776
3,158	Horsehead Holding Corp.	45,826
2,722	Molycorp, Inc.	13,801
206	Sesa Sterlite Ltd.	2,655
7,145	Stillwater Mining Co.	77,952
		171,010
	MISCELLANEOUS MANUFACTURING - (0.1)%
190	Aptargroup, Inc.	12,190
449	SPX Corp.	40,729
		52,919
	OFFICE FURNISHINGS - (0.0)%
685	Interface, Inc.	13,871

	OIL & GAS - (1.9)%
532	Apache Corp.	47,242
750	BPZ Resources, Inc.	1,508
987	Cheniere Energy, Inc.	39,283
4,267	Chesapeake Energy Corp.	119,305
236	Cobalt International Energy, Inc.	5,478
2,644	Energy XXI Bermuda Ltd.	76,835
968	EXCO Resources, Inc.	5,237
736	Goodrich Petroleum Corp.	17,215
338	Gulfport Energy Corp.	19,837
680	Newfield Exploration Co.	20,706
169	Pacific Drilling	1,932
11,054	Penn Virginia Corp.	94,070
8,536	SandRidge Energy, Inc.	54,118
797	Ultra Petroleum Corp.	14,633
5,114	Western Refining, Inc.	165,029
268	WPX Energy, Inc.	5,934
		688,362
	OIL & GAS SERVICES - (0.1)%
3,908	Newpark Resources, Inc.	49,827

	PHARMACEUTICALS - (1.0)%
357	Actavis, Inc.	55,203
268	AmerisourceBergen Corp.	17,508
113	BioMarin Pharmaceutical, Inc.	7,099
1,077	Endo Health Solutions, Inc.	47,097
1,738	Isis Pharmaceuticals, Inc.	57,823
111	Medivation, Inc.	6,644
1,895	Omnicare, Inc.	104,509
2,277	Theravance, Inc.	83,429
		379,312
	REAL ESTATE - (0.2)%
1,850	Forest City Enterprises, Inc.	37,481
2,113	Forestar Group, Inc.	47,183
		84,664
	REITS - (0.6)%
400	Alexandria Real Estate Equities, Inc.	26,312
1,414	Health Care REIT, Inc.	91,698
5,523	Hersha Hospitality Trust	31,315
5,578	iStar Financial, Inc.	70,450
		219,775
	RETAIL - (0.5)%
1,890	Best Buy Co., Inc.	80,892
407	Bob Evans Farms, Inc.	23,236
881	Chico's FAS, Inc.	15,109
67	Dunkin' Brands Group, Inc.	3,195
138	GameStop Corp. - Cl. A	7,565
330	MSC Industrial Direct Co., Inc.	25,202
329	Noodles & Co.	14,407
700	Sonic Automotive, Inc.	15,596
		185,202

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2013
Shares		Value
	SECURITIES SOLD SHORT (Continued) - (23.6)%
	SEMICONDUCTORS - (1.7)%
417	Cree, Inc.	$ 25,333
229	Fairchild Semiconductor International, Inc. - Cl. A	2,901
3,078	Lam Research Corp.	166,920
1,223	Lattice Semiconductor Corp.	6,274
3,606	Microchip Technology, Inc.	154,914
13,763	Micron Technology, Inc.	243,330
1,103	Teradyne, Inc.	19,291
		618,963
	SOFTWARE - (0.4)%
1,988	Bottomline Technologies de, Inc.	62,463
1,175	Electronic Arts, Inc.	30,844
1,933	Take-Two Interactive Software, Inc.	34,620
1,541	VeriFone Systems, Inc.	34,919
		162,846
	TELECOMMUNICATIONS - (0.7)%
1,197	Aruba Networks, Inc.	22,456
3,086	Ciena Corp.	71,811
541	IPG Photonics Corp.	35,852
1,574	SBA Communications Corp.	137,678
		267,797
	TRANSPORTATION - (0.2)%
3,825	Aegean Marine Petroleum Network, Inc.	37,562
280	CH Robinson Worldwide, Inc.	16,727
303	Con-way, Inc.	12,484
105	Kansas City Southern	12,759
		79,532

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $7,719,371)	8,734,835
Contracts
	SCHEDULE OF CALL OPTIONS WRITTEN - 0.0%
6	KKR & Co. LP
	Expiration January 2014, Exercise Price $20	1,650
	TOTAL CALL OPTIONS WRITTEN - (Proceeds $672)

	SCHEDULE OF PUT OPTIONS WRITTEN - 0.0%
2	Green Mountain Coffee Roasters
	Expiration November 2013, Exercise Price $60	330
18	JC Penney Corp., Inc.
	Expiration January 2015, Exercise Price $13	12,258
13	Live Nation Entertainment, Inc.
	Expiration January 2014, Exercise Price $10	195
27	Molycorp, Inc.
	Expiration November 2013, Exercise Price $5	810
	TOTAL PUT OPTIONS WRITTEN - (Proceeds $7,506)	13,593

	TOTAL OPTIONS WRITTEN - (Proceeds $8,178)	15,243

LLC - Limited Liability Corporation
LP - Limited Partnership
PLC - Public Limited Company
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on October 31, 2013.
+ All or a portion of the security is held as collateral for short positions and options.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short and written options) is $27,958,751 differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,681,320
	Unrealized depreciation:	(1,461,366)
	Net unrealized appreciation:	$ 219,954

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2013 (Unaudited)

ASSETS
Investment securities:
At cost	$ 35,630,638
At value	$ 36,928,783
Cash held as collateral	8,752,179
Receivable for Fund shares sold	30,955
Receivable for securities sold	265,696
Dividends and interest receivable	39,031
Prepaid expenses & other assets	32,131
TOTAL ASSETS	46,048,775

LIABILITIES
Securities sold short at value (Proceeds $7,719,371)	8,734,835
Options written, at value (Proceeds $8,178)	15,243
Payable for fund shares redeemed	20,000
Payable for securities purchased	248,865
Investment advisory fees payable	36,484
Fees payable to other affiliates	3,587
Distribution (12b-1) fees payable	4,082
Accrued expenses and other liabilities	1,081
TOTAL LIABILITIES	9,064,177
NET ASSETS	$ 36,984,598

Net Assets Consist Of:
Paid in capital ($0 par value, unlimited shares authorized)	$ 38,002,923
Undistributed net investment loss	(351,738)
Accumulated net realized loss from investments, options written and securities sold short	(942,203)
Net unrealized appreciation (depreciation) on:
Investments and options written	1,304,253
Securities sold short	(1,028,637)
NET ASSETS	$ 36,984,598

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 17,252,054
Shares of beneficial interest outstanding	1,076,422
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$ 16.03
Maximum offering price per share (maximum sales charge of 5.75%)	$ 17.00

Class C Shares:
Net Assets	$ 563,997
Shares of beneficial interest outstanding	36,377
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 15.50

Class I Shares:
Net Assets	$ 19,168,547
Shares of beneficial interest outstanding	1,182,337
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$ 16.21

(a)

For certain purchases of $1 million or more, a 1% contingent deferred sales charge may apply to redemptions made within 18 months of purchase, where the maximum sales charge of 5.75% is waived at the time of purchase.

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENT OF OPERATIONS
For the Six Months Ended October 31, 2013 (Unaudited)

INVESTMENT INCOME
Dividends (less foreign dividend tax withholding of $174)	$ 116,164
Interest	19,794
TOTAL INVESTMENT INCOME	135,958

EXPENSES
Investment advisory fees	203,027
Distribution (12b-1) fees - Class A	19,881
Distribution (12b-1) fees - Class C	2,656
Registration fees	29,958
Dividends on securities sold short	29,577
Administration fees	28,133
Interest expense	21,392
Transfer agent fees	19,803
Fund accounting fees	17,693
Legal fees	15,027
Chief compliance officer fees	10,053
Audit fees	7,815
Custody fees	7,767
Printing expenses	7,562
Trustees' fees	3,781
Other expenses	4,872
TOTAL EXPENSES	428,997

Fees waived by the Advisor	(33,222)

NET EXPENSES	395,775

NET INVESTMENT LOSS	(259,817)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	282,801
Options written	8,436
Securities sold short	(156,906)
134,331
Net change in unrealized appreciation (depreciation) on:
Investments	849,514
Options written	(6,826)
Securities sold short	(749,918)
92,770

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	227,101

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (32,716)

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	October 31, 2013	Year Ended
	(Unaudited)	April 30, 2013
FROM OPERATIONS
Net investment loss	$ (259,817)	$ (143,823)
Distribution of realized gains from underlying investment companies	-	451
Net realized gain/(loss) from investments, options written and securities sold short	134,331	(17,151)
Net change in unrealized appreciation/(depreciation) on
investments, options written and securities sold short	92,770	212,642
Net increase/(decrease) in net assets resulting from operations	(32,716)	52,119

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	4,917,291	15,199,384
Class C	76,406	495,465
Class I	16,552,597	5,954,716
Redemption Fee Proceeds
Class A	2,533	-
Class C	93	-
Class I	3,650	-
Payments for shares redeemed:
Class A	(2,918,831)	(497,629)
Class C	(17,411)	(41,190)
Class I	(4,255,028)	(3,218,809)
Net increase in net assets from shares of beneficial interest	14,361,300	17,891,937

TOTAL INCREASE IN NET ASSETS	14,328,584	17,944,056

NET ASSETS
Beginning of Period	22,656,014	4,711,958
End of Period	$ 36,984,598	$ 22,656,014
*Includes accumulated net investment loss of:	$ (351,738)	$ (91,921)

SHARE ACTIVITY
Class A:
Shares Sold	307,137	943,858
Shares Redeemed	(182,272)	(30,949)
Net increase in shares of beneficial interest outstanding	124,865	912,909

Class C:
Shares Sold	4,938	31,693
Shares Redeemed	(1,124)	(2,627)
Net increase in shares of beneficial interest outstanding	3,814	29,066

Class I:
Shares Sold	1,028,313	367,493
Shares Redeemed	(262,861)	(198,293)
Net increase in shares of beneficial interest outstanding	765,452	169,200

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class A
		For the
		Six Months Ended		For the	For the	For the		For the
		October 31, 2013		Year Ended	Year Ended	Year Ended		Period Ended
		(Unaudited)		April 30, 2013	April 30, 2012	April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 16.13		$ 16.16	$ 17.65	$ 18.41		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.13)		(0.26)	(0.47)	(0.31)		(0.31)
	Net realized and unrealized gain
	(loss) on investments	0.03		0.23	(1.02)	0.00	**	1.32
Total from investment operations		(0.10)		(0.03)	(1.49)	(0.31)		1.01

Less distributions from:
	Net investment income	-		-	-	-		-
	Net realized gains	-		-	-	(0.45)		(0.31)
Total distributions		-		-	-	(0.45)		(0.31)

Paid-in-Capital From Redemption Fees		0.00	(3)	-	-	-		-

Net asset value, end of period		$ 16.03		$ 16.13	$ 16.16	$ 17.65		$ 18.41

Total return (4)		(0.62)%	(5)	(0.19)%	(8.44)%	(1.62)%		5.71%	(5)

Net assets, at end of period (000's)		$ 17,252		$ 15,351	$ 624	$ 7,291		$ 6,479

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (6,7,8)	2.79%	(9)	4.30%	6.25%	4.14%		4.21%	(9)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8,10)	2.55%	(9)	2.80%	3.40%	3.06%		2.39%	(9)
Ratio of net investment loss
	to average net assets (8)	(1.67)%	(9)	(1.58)%	(2.81)%	(1.85)%		(1.84)%	(9)

Portfolio Turnover Rate		45%	(5)	170%	552%	469%		287%	(5)

(1)	The PTA Comprehensive Alternatives Fund's Class A shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share for redemption fees assessed from May 1, 2013 to August 27, 2013.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 2.47% for the six months ended October 31, 2013, 3.73% for the year ended Apil 30, 2013, 5.08% for the year ended April 30, 2012, 3.12% for the year ended April 30, 2011 and 3.57% for the period ended April 30, 2010.

(8)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.
(10)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 2.23% for the six months ended October 31, 2013, 2.23% for the year ended April 30, 2013, 2.23% for the year ended April 30, 2012, 2.05% for the year ended April 30, 2011 and 1.75% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class C
		For the
		Six Months Ended		For the	For the	For the		For the
		October 31, 2013		Year Ended	Year Ended	Year Ended		Period Ended
		(Unaudited)		April 30, 2013	April 30, 2012	April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 15.67		$ 15.80	$ 17.39	$ 18.28		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.19)		(0.35)	(0.59)	(0.44)		(0.44)
	Net realized and unrealized gain
	(loss) on investments	0.02		0.22	(1.00)	0.00	**	1.32
Total from investment operations		(0.17)		(0.13)	(1.59)	(0.44)		0.88

Less distributions from:
	Net investment income	-		-	-	-		-
	Net realized gains	-		-	-	(0.45)		(0.31)
Total distributions		-		-	-	(0.45)		(0.31)

Paid-in-Capital From Redemption Fees		0.00	(3)	-	-	-		-

Net asset value, end of period		$ 15.50		$ 15.67	$ 15.80	$ 17.39		$ 18.28

Total return (4)		(1.09)%	(5)	(0.82)%	(9.14)%	(2.35)%		4.97%	(5)

Net assets, at end of period (000's)		$ 564		$ 510	$ 55	$ 179		$ 144

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (6,7,8)	3.54%	(9)	5.21%	7.81%	4.80%		5.23%	(9)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8,10)	3.30%	(9)	3.55%	4.15%	3.72%		3.19%	(9)
Ratio of net investment loss
	to average net assets (8)	(2.42)%	(9)	(2.20)%	(3.64)%	(2.51)%		(2.60)%	(9)

Portfolio Turnover Rate		45%	(5)	170%	552%	469%		287%	(5)

(1)	The PTA Comprehensive Alternatives Fund's Class C shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share for redemption fees assessed from May 1, 2013 to August 27, 2013.
(4)	Total returns shown exclude the effect of redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 3.22% for the six months ended October 31, 2013, 4.64% for the year ended April 30, 2013, 6.64% for the year ended April 30, 2012, 3.92% for the year ended April 30, 2011 and 4.54% for the period ended April 30, 2010.

(8)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.
(10)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 2.98% for the six months ended October 31, 2013, 2.98% for the year ended April 30, 2013, 2.98% for the year ended April 30, 2012, 2.80% for the year ended April 30, 2011 and 2.50% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

		Class I
		For the
		Six Months Ended		For the	For the	For the		For the
		October 31, 2013		Year Ended	Year Ended	Year Ended		Period Ended
		(Unaudited)		April 30, 2013	April 30, 2012	April 30, 2011		April 30, 2010 (1)
Net asset value, beginning of period		$ 16.30		$ 16.28	$ 17.73	$ 18.45		$ 17.71

Activity from investment operations:
	Net investment loss (2)	(0.12)		(0.18)	(0.41)	(0.27)		(0.27)
	Net realized and unrealized gain
	(loss) on investments	0.03		0.20	(1.04)	0.00	**	1.32
Total from investment operations		(0.09)		0.02	(1.45)	(0.27)		1.05

Less distributions from:
	Net investment income	-		-	-	-		-
	Net realized gains	-		-	-	(0.45)		(0.31)
Total distributions		-		-	-	(0.45)		(0.31)

Paid-in-Capital From Redemption Fees		0.00	(3)	-	-	-		-

Net asset value, end of period		$ 16.21		$ 16.30	$ 16.28	$ 17.73		$ 18.45

Total return (4)		(0.55)%	(5)	0.12%	(8.18)%	(1.40)%		5.94%	(5)

Net assets, at end of period (000's)		$ 19,169		$ 6,795	$ 4,032	$ 6,713		$ 8,528

Ratio of gross expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (6,7,8)	2.46%	(9)	4.35%	6.39%	3.59%		4.22%	(9)
Ratio of net expenses to average
	net assets including dividends
	from securities sold short and
	interest expense (8,10)	2.30%	(9)	2.55%	3.15%	2.54%		2.08%	(9)
Ratio of net investment loss
	to average net assets (8)	(1.50)%	(9)	1.12%	(2.46)%	(1.56)%		(1.58)%	(9)

Portfolio Turnover Rate		45%	(5)	170%	552%	469%		287%	(5)

(1)	The PTA Comprehensive Alternatives Fund's Class I shares commenced operations on May 29, 2009.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Represents less than $0.01 per share for redemption fees assessed from May 1, 2013 to August 27, 2013.
(4)	Total returns shown exclude the effect of redemption fees.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7)

Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been as follows: 2.14% for the six months ended October 31, 2013, 3.77% for the year ended April 30, 2013, 5.22% for the year ended April 30, 2012, 2.84% for the year ended April 30, 2011 and 3.64% for the period ended April 30, 2010.

(8)

The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(9)	Annualized.
(10)

Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been as follows: 1.98% for the six months ended October 31, 2013, 1.98% for the year ended April 30, 2013, 1.98% for the year ended April 30, 2012, 1.80% for the year ended April 30, 2011 and 1.50% for the period ended April 30, 2010.

**	Per share amount represents less than $0.01 per share.

See accompanying notes to financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2013

1. ORGANIZATION

The PTA Comprehensive Alternatives Fund (the “Fund”), formerly known as the Long-Short Fund and the Bull Path Long-Short Fund, is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide long-term capital appreciation.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 9,349,908	$ -	$ -	$ 9,349,908
Mutual Funds	519,555	-	-	519,555
Exchange Traded Funds	608,472	-	-	608,472
Bonds & Notes	-	305,575	-	305,575
Convertible Bonds & Notes	-	4,609,948	-	4,609,948
Convertible Preferred Stocks	-	1,691,659	-	1,691,659
Short-Term Investments	19,843,666	-	-	19,843,666
Total	$ 30,321,601	$ 6,607,182	$ -	$ 36,928,783
Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 8,734,835	$ -	$ -	$ 8,734,835
Call Options Written	1,650	-	-	1,650
Put Options Written	13,593	-	-	13,593
Total	$ 8,750,078	$ -	$ -	$ 8,750,078

*Refer to the Portfolio of Investments for industry classification.

It is the Fund’s policy to consider transfers into or out of Level 1 or Level 2 as of the end of the reporting period. There were no transfers into or out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and dividend expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Option Contracts – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.  See Footnote 5 for more information.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

Exchange Traded Securities – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NOCP. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash is held as collateral.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually.  Dividends to shareholders from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States (“GAAP”). These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or for the year ended April 30, 2013, related to uncertain tax positions taken on returns filed for the open tax years 2010-2012 or expected to be taken in the Fund’s 2013 tax return.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties. Generally, tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended October 31, 2013, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $14,082,524 and $6,369,373, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Preservation Trust Advisors, LLC (the “Advisor”) serves as the investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets. The Advisor manages a portion of the Fund’s portfolio directly and allocates the remaining balance of the Fund’s assets to the Fund’s sub-advisors. The Fund’s sub-advisors are SSI Investment Management, Inc., Coe Capital Management, LLC, Horizon Asset Management, LLC and Zebra Capital Management, LLC. The Advisor pays each of the sub-advisors a portion of its advisory fee.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses, at least until October 31, 2014 to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) do not exceed 2.23%, 2.98% and 1.98% per annum of the Fund’s average daily net assets for the Class A, Class C and Class I shares, respectively. During the six months ended October 31, 2013 the Advisor reimbursed fees totaling $33,222.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Class A, Class C and Class I shares are subsequently less than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed their respective expense limitation. If Fund Operating Expenses attributable to the Class A, Class C and Class I shares subsequently exceed their respective expense limitation per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2013 there was $401,111 of fee waiver reimbursements subject to recapture. $176,586 is subject to recapture by April 30, 2015, $191,303 subject to recapture by April 30, 2016 and $33,222 is subject to recapture by April 30, 2017.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees of the Northern Lights Fund Trust has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities.  For the six months ended October 31, 2013, the Fund incurred distribution fees of $19,881 and $2,656 for Class A and Class C, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended October 31, 2013, the Distributor received $4,415 in underwriting commissions for sales of Class A shares, of which $717 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

5. DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended October 31, 2013 were as follows:

	Contracts	Premium
Outstanding at Beginning of Period	53	$ 10,744
Options written	101	8,962
Options closed	(20)	(2,589)
Options exercised	(6)	(1,297)
Options expired	(62)	(7,642)
Outstanding at End of Period	66	$ 8,178

For the six months ended October 31, 2013, the amount of unrealized depreciation and realized gain on option contracts subject to equity price risk amounted to $6,826 and $8,436, respectively. The fair value of these equity derivatives is $15,243. Such figures can be found on the Statement of Assets & Liabilities and Statement of Operations and serve as an indicator of the volume of derivative activity for the fund for the year.

6. UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in Dreyfus Cash Management Fund (the “Portfolio”), a registered open-end fund incorporated in the United States. The Fund may redeem its investments from the Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of The Portfolio. The financial statements of the Portfolio, including the portfolio of investments, can be found at Dreyfus’ website www.dreyfus.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2013, the percentage of the Fund’s net assets invested in the Portfolio was 49.0%.

7.   CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  As of October 31, 2013, Pershing LLC held 34% of the voting securities of Fund shares for the benefit of others.

8.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

As of April 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October	Other	Capital	Unrealized	Total
Ordinary	Long-Term	and Late Year	Book/Tax	Loss Carry	Appreciation/	Accumulated
Income	Gains	Losses	Differences	Forwards	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (93,053)	$ (1,666)	$ (1,018,075)	$ 127,185	$ (985,609)

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

The difference between book basis and tax basis undistributed net investment loss, accumulated net realized loss, and  unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for constructive sales, real estate investment trusts and partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $92,242.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $811.

At April 30, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-term	Long-term	Total	Expiration
$ 497,895	$ -	$ 497,895	4/30/2019
492,166	28,014	520,180	Non-expiring
$ 990,061	$ 28,014	$ 1,018,075

The Regulated Investment Company Modernization Act of 2010 which was enacted on December 22, 2010 requires the Funds to utilize post-enactment (non-expiring) capital losses prior to pre-enactment capital loss carryovers for fiscal year ends beginning after the date of enactment.  As a result, there may be greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

Permanent book and tax differences primarily attributable to net operating losses, and adjustments for real estate investment trusts and dividend expense, resulted in reclassification for the year ended April 30, 2013 as follows: a decrease in paid in capital of $81,578 and a decrease in undistributed net investment loss of $83,627 and an increase in accumulated net realized loss from security transactions of $2,049.

9.  REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.50% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund from which the redemption is made.  For the period May 1, 2013 to August 27, 2013, the Fund assessed redemption fees of $2,533, $93, and $3,650 for Class A, C and I shares respectively. As of August 28, 2013 the fund no longer assesses a redemption fee.

PTA COMPREHENSIVE ALTERNATIVES FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2013

10.   PROXY VOTING

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

Shares Voted           Shares Voted Against

    In Favor

  or Abstentions

Mark Garbin

  609,702,446

       7,380,704

Mark D. Gersten

  609,750,246

       7,332,904

John V. Palancia

  609,370,118

       7,713,033

Andrew Rogers

  609,691,730

       7,391,421

Mark H. Taylor

  608,885,975

       8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

11.   SUBESEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

PTA COMPREHENSIVE ALTERNATIVES FUND

SUPPLEMENTAL INFORMATION (Unaudited)

October 31, 2013

PTA Comprehensive Alternatives Fund *

 In connection with the regular meeting held on September 24 and 25, 2013, the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Preservation Trust Advisors, LLC (“PTA”) and the Trust, with respect to the PTA Comprehensive Alternatives Fund (the “Fund”). The Trustees also considered the renewal of sub-advisory agreements with respect to the Fund (collectively the “Sub-Advisory Agreements”), between PTA and Coe Capital Management, LLC (“Coe”) (the “Coe Sub-Advisory Agreement”), and between PTA and SSI Investment Management (“SSI”) (“SSI Sub-Advisory Agreement”).  In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement and Sub-Advisory Agreements.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and Sub-Advisory Agreements, and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements.

Advisor – Preservation Trust Advisors, LLC

Nature, Extent and Quality of Services.  The Trustees noted that PTA has assets under management of $36 million, and specializes in building diversified portfolios by identifying alternative investment strategies managed by experienced hedge fund managers and partnering with them.  The Trustees reviewed the background information provided on the key investment personnel and were satisfied with their many years of alternative investment experience along with experience in portfolio management, operations, compliance, and distribution.  They noted that the main focus of PTA’s research is the analysis and selection of “best in class” hedge fund managers and the different alternative strategies they manage.  They considered that this method allows PTA to choose diversified strategies, allocate assets based on PTA’s view of economic factors, and build and manage a portfolio.  The Trustees noted that PTA indicated it finds this is the most effective manner to run the Fund’s strategy while potentially lowering systemic risk and increasing absolute returns.  With respect to risk, the Trustees noted that PTA identified the potential loss of a sub-advisor as a key risk, and in an effort to mitigate this risk, PTA performs on-going due diligence and assesses the capability and competencies of the manager’s team holistically.  The Trustees discussed the sub-advisors and noted that although each sub-advisor is responsible for trading the strategy with its prime broker, there is close communication between PTA and sub-advisors on compliance, trading, collateral, reporting, pricing, and operations.  To this end, they noted, advisor compliance monitoring of investment limitations involves a requirement that the sub-advisors present trades that may exceed 1940 Act compliance restrictions for advisor approval prior to executing the trade.  The Trustees noted favorably that there have been no material compliance or litigation issues reported since the last contract approval.  The Board recognizes that investors may benefit from gaining access to alternative hedge fund strategies and PTA has developed a

PTA COMPREHENSIVE ALTERNATIVES FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

October 31, 2013

platform to do so, therefore, the Board concluded that PTA will continue to provide a level of high quality service to the Fund and its shareholders.

Performance.  The Trustees reviewed the Fund’s performance over the last 1 year, 3 year, 10 year and since inception periods.  They considered that the Fund’s strategy, and advisor, were changed on November 1, 2011, and, therefore, recent performance is reflective of PTA’s returns.  They noted the Fund’s negative returns and underperformance relative to its peer group and the Multi-alternative Morningstar category average in all periods during which Preservation has served as advisor to the Fund.  They noted PTA’s representation that the Fund is more appropriately classified as a bond alternative in an investor’s overall portfolio and, therefore, its benchmarks are not necessarily indicative of the Fund’s performance.  They considered that the Fund has given up return in exchange for the lower volatility, but has performed in a similar fashion to the multi-alternative category.  The Trustees noted that they were encouraged to see that performance in 2013 has outperformed the Barclay’s AGG Index.  The Trustees concluded that, over time, the Fund has the potential to meet its objective to achieve its stated returns for shareholders.

Fees and Expenses.  The Trustees noted the Fund’s advisory fee of 1.25% is lower than the peer group average of 1.60%, and higher, but in line with, the Morningstar category average of 1.03%.  They further noted that during the last fiscal year, the Fund’s net advisory fee after waiver was 0.00%.  With respect to net expense ratio, the Trustees noted that the Fund’s ratio is higher than its peer group and Morningstar category (2.55% vs. 2.30% and 2.22%, respectively), but considered that this may be attributed, in part, to the Fund’s relatively small size.  They noted that as the Fund grows, PTA expects the net expense ratio to continue to decline.  After discussion the Trustees concluded that the fee was reasonable.

Economies of Scale. The Trustees noted that there is an expense limitation agreement in place that will benefit shareholders. The Trustees concluded, however, that until the Fund reaches a more significant size, the absence of breakpoints is acceptable.  The Trustees agreed to revisit the matter of economies of scale at the Fund’s next annual review.

Profitability.  The Trustees reviewed the profitability analysis provided by PTA and noted PTA has realized a net loss in connection with its relationship with the Fund.  The Trustees discussed PTA’s financial viability and that a representative of PTA had confirmed PTA’s continuing viability as a going concern.

Conclusion.  Having requested and received such information from PTA as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests the shareholders of the Fund.

Sub-Advisor – Coe Capital Management, LLC

Nature, Extent and Quality of Services. The Trustees noted that Coe is a research driven investment management firm founded in 1999 with approximately $370 million in assets under

PTA COMPREHENSIVE ALTERNATIVES FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

October 31, 2013

management.  They reviewed the background information provided on the key investment personnel and were satisfied with their business and financial education, in addition to their experience in portfolio management, research and analysis, trading, compliance, and operations.  The Trustees assessed Coe’s infrastructure, and agreed that it is well organized, with resources to provide a full complement of services to the Fund.  The Trustees noted that the sub-advisor runs a long short domestic equity strategy for the Fund pari passu to other accounts managed by Coe.  The Trustees discussed Coe’s research approach, noting that it uses its research to identify material deviations between in-house modeling and analysts’ expectations for certain key metrics.  Understanding that not all risks can be eliminated, Coe has identified various risks associated with investments such as market risk, economic risk, political risk, currency risk, and other business factors, it also described to the Board’s satisfaction that it employs several tools to help manage risks such as using lower net exposure to the market or limiting concentration to any one security, use of sector specific ETF’s to hedge some sector risk, and what they believe is their strongest risk tool, their repeatable research process.  The Trustees noted favorably that Coe will monitor compliance to the Fund’s investment limitations by utilizing pre-trade compliance checks, reconciliation of previous day’s trades for proper allocation, and monthly rebalancing across the strategy, and that it has not reported any material compliance or litigation issues since the last contract approval.  The Trustees concluded that Coe has a well-organized infrastructure and sufficient resources to continue to provide a level of high quality services to the Fund to the benefit of the shareholders.

Performance.  The Trustees reviewed Coe’s performance noting that although it provided positive returns for the Fund, it underperformed its benchmark for the one year (1.77% vs. 8.29%) and since inception (2.04% vs. 8.85%) periods.  The Trustees noted that Coe appears to be capturing more of the downside and less of the upside due to ill-timed shorting.  They further noted that the standard deviation is lower than the Morningstar Multi-Alternative category, but also has given up return for lower volatility.  The Trustees concluded that the time period for evaluation is relatively short, and a more meaningful analysis can be undertaken after a longer track record (with a full market cycle) is established to determine if the Fund objective of long term capital appreciation with an emphasis on positive absolute returns and low correlation to traditional financial markets is being achieved by Coe.

Fees and Expenses.  The Trustees reviewed the annual sub-advisory fee charged by Coe and compared the fee to other accounts managed by the sub-advisor.  The Trustees noted that the fee is equal to the fees charged to other accounts managed by Coe.  The Trustees discussed PTA’s intention to partner with a sub-advisor that will provide high quality service as well as possessing the unique skill set required. The Trustees concluded that Coe’s sub-advisory fee was reasonable.

Economies of Scale.  The Board considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was a Fund level issue and should be considered with respect to the Fund’s overall advisory contract and fee.

Profitability.   The Board considered the profitability analysis provided by Coe and noted the profits realized in connection with its relationship with the Fund.  The Trustees noted the slim profitability, both in terms of percent of revenue and actual dollars.  They agreed that the projected profitability was reasonable because Coe only advises a portion of the Fund.  They further considered that Coe does not receive any additional benefit from its relationship with the

PTA COMPREHENSIVE ALTERNATIVES FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

October 31, 2013

Fund in the form of soft dollars.  The Trustees concluded, therefore, that Coe’s level of profitability from its relationship with the Fund is not excessive.

Conclusion.  Having requested and received such information from Coe as the Board believed to be reasonably necessary to evaluate the terms of the Coe Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the nature, extent, and quality of services provided by Coe were acceptable, that the sub-advisory fee is reasonable, and that renewal of the Coe Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

Sub-Advisor – SSI Investment Management

Nature, Extent and Quality of Services.  The Trustees noted that SSI was founded in 1973 and currently manages over $1.5 billion in assets for high net worth investors, corporate and public pension plans, endowments and foundations, with the goal of enhancing client returns through the application of customized portfolio solutions.  The Board reviewed the background information provided on the key investment personnel and acknowledged their many years of investment industry experience, from which they have gained the knowledge to provide portfolio management, trading, research and analysis, operations and compliance services to the Fund.  The Trustees noted SSI’s robust infrastructure with integrated areas of support and a depth of resources.  They considered that SSI runs its convertible income strategy for the Fund pari passu to its other accounts, using both quantitative and fundamental analysis to determine which issues are best suited for the portfolio.  Recognizing that not all risks can be eliminated the Board reviewed and appreciated how SSI outlined the various risks associated with liquidity, credit spreads, interest rates, and volatility and the actionable controls they have in place in attempting to mitigate those risks.  The Trustees noted favorably the sub-advisor’s attention to compliance, in particular that in monitoring compliance to the Fund’s investment limitations, the sub-advisor codes several of the guidelines into their trading system for automated prevention and items that cannot be coded into its trading system are manually reviewed and monitored.  They noted that there have been no material compliance or litigation issues reported since the last contract approval.  The Trustees concluded that with SSI’s robust infrastructure and resource depth, they are confident that it will continue to provide a level of high quality services to the Fund and to the benefit of the shareholders.

Performance.  The Trustees reviewed SSI’s performance, relative to its benchmark, for the 1 year and since it began providing advisory services to the Funds (April 9, 2012) noting that it far exceeded the sub-advisor’s benchmark performance in each period.  They noted in particular that since the commencement date the sub-advisor returned 3.97% for its sleeve of the portfolio vs. 0.08% for its benchmark, and over the last 1 year returned 4.78% vs. 0.08%.  The Trustees agreed that the relatively short term period for analysis it appears that SSI has the potential to meet its objective within the Fund.  They noted that SSI appears to be adding alpha to the Fund, and also appears to be adding return for each unit of risk according to its alpha.  The Trustees concluded that SSI has been a positive contributor to the Fund and appears to be helping the Fund meet its objective.

Fees and Expenses.  The Trustees reviewed the annual sub-advisory fee charged by SSI and compared the current fee to other accounts managed by the sub-advisor.  The Trustees noted that the current fee was in line with the fees charged to other accounts managed

PTA COMPREHENSIVE ALTERNATIVES FUND

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

October 31, 2013

by SSI.  The Trustees discussed PTA’s intention to partner with sub-advisors that provide high quality service as well as possessing the unique skill set required. The Trustees concluded that SSI’s sub-advisory fee was reasonable.

Economies of Scale.  The Board considered whether SSI has experienced economies of scale with respect to the management of the Fund.  The Trustees agreed that this was a Fund level issue and should be considered with respect to the Fund’s overall advisory contract and fee.

Profitability.  The Board considered the anticipated profits realized by SSI in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Fund.  The Trustees noted that SSI estimated that it realized a net loss in connection with its relationship with the Fund.

Conclusion.  Having requested and received such information from SSI as the Board believed to be reasonably necessary to evaluate the terms of the SSI Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Board concluded that the nature, extent, and quality of services provided by SSI were acceptable, that the sub-advisory fee is reasonable, and that the SSI Sub-Advisory Agreement is in the best interests of the Trust and the shareholders of the Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PTA Comprehensive Alternatives Fund (Sub-Adviser – Zebra Capital Management, LLC)

In connection with the regular meeting held on May 21-22, 2013 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “Sub-Advisory Agreement”) between Preservation Trust Advisers, LLC and Zebra Capital Management, LLC (“Zebra”), with respect to the PTA Comprehensive Alternatives Fund (the “Fund”). The Trustees noted that Zebra previously had provided the Trustees with materials related to the Sub-Advisory Agreement, including information on each firm's investment strategies executed for their existing clients.

The Trustees were assisted by independent legal counsel throughout the Sub-Advisory Agreement review process.  The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Sub-Advisory Agreement and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreement.

Nature, Extent and Quality of Service.  The Trustees noted the background of the key professionals, noting was founded by a Yale School of Management professor with decades of equity market analysis experience.  They further noted they were impressed with the backgrounds of the other key professionals, including their education from prestigious universities, past experience and roles with other financial institutions and that two are published authors on investment related topics.  They considered Zebra currently has $518 million under management with the aim to seek superior performance without incurring additional volatility or beta exposure.  With respect to services, the Trustees noted Zebra will perform research and analysis, security selection, portfolio construction, trading and execution, performance evaluation, compliance monitoring and risk management, in the same manner it services its current clients.  The Trustees considered Zebra seeks to mitigate potential risks associated with the strategy such as model risk, liquidity risk, and volatility, by use of a proprietary tool, Zebra Tradeworks, which produces various risk analytics and stress testing reports to provide continuous monitoring of the portfolio, and monitors compliance to the Fund’s investment guidelines, limitations, and prospectus.  The Trustees concluded Zebra’s organization seems well structured, consisting of high quality, knowledgeable, experienced personnel fully capable of delivering high quality level of service to the Fund and shareholders, who will potentially benefit from having access to a sub-adviser with a hedge fund type strategy.

Performance. Because Zebra had not begun to sub-advise the Fund, the Trustees considered the performance of hedge funds managed by Zebra, including the Zebra Global Equity Fund, LP and Zebra Japan Liquidity Return Composite.  They noted the Global Equity Fund outperformed its benchmark (the Hedge Fund Research Equity Market Neutral Index) over the last one year, 10.16% versus -2.54%, and since inception, 25.67% versus -7.01%.  They further noted the Japan Liquidity outperformed its benchmark (the Tokyo Stock Exchange Price Index) since inception with returns of 33.64% versus 24.82%, while underperforming over the last year (27.52% versus 33.64%).  They considered the positive performance favorably, but noted the hedge fund strategies are not similar to that of the Fund and noted Zebra has not managed a fund or strategy with a strategy similar to the Fund.  After discussion, the Trustees determined, Zebra’s performance with respect to other strategies demonstrates its skills in the markets.  They concluded Zebra has had reasonable success in other areas and would expect it would have similar outcomes for the Fund.

Fees & Expenses.  The Trustees reviewed the proposed fees noting the fee ranges from a base fee for assets up to $5 million up to a maximum fee for assets above $15 million.  They discussed the fees charged by Zebra to manage the Zebra Global Equity Fund and the 20% performance fee component.  The Trustees noted favorably that the adviser had negotiated lower fees at lower asset levels, considering this would provide a benefit to shareholders during the initial development of the Fund.  After discussion, the Trustees concluded based on the benefit of a hedge fund style and the negotiated fee structure, the proposed fee was reasonable.

Economies of Scale.  The Trustees considered whether there will be economies of scale with respect to the management of the Fund.  The Trustees agreed that this was an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.

Profitability.  The Trustees reviewed the profitability analysis provided by Zebra and noted the sub-adviser did not expect to realize a profit from its relationship with the Fund during the first year.  They concluded, therefore, that profits would not be unreasonable.

Conclusion.  Having requested and received such information from Zebra as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests the shareholders of the PTA Comprehensive Alternatives Fund.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PTA COMPREHENSIVE ALTERNATIVES FUND

EXPENSE EXAMPLES (Unaudited)

October 31, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2013 through October 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical (5% return before expenses)
			Actual
Fund’s Annualized Expense Ratio		Beginning Account Value 5/1/13	Ending Account Value 10/31/13	Expenses Paid During Period*	Ending Account Value 10/31/13	Expenses Paid During Period*
PTA Comprehensive Alternatives Fund
Class I	1.98%	$1,000.00	$994.50	$9.95	$1,015.22	$10.06
Class A	2.23%	$1,000.00	$993.80	$11.21	$1,013.96	$11.32
Class C	2.98%	$1,000.00	$989.10	$14.94	$1,010.18	$15.10

*Expenses are equal to the average account value over the period, multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-899-2726 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-899-2726.

INVESTMENT ADVISOR

Preservation Trust Advisors, LLC

One Embarcadero Center, Suite 1140

San Francisco, CA 94111

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/14